LEASES - Maturities Of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LEASES
2024/2025	¥ 18,963		¥ 38,305
2025/2026	24,672		25,951
2026/2027	24,672		24,672
2027/2028	27,139		24,877
2028/2029	27,139		27,139
2029, Thereafter			24,877
Total lease payment	122,585		165,821
Less: imputed interest	(8,112)		(11,415)
Present value of minimum operating lease payments	114,473		154,406
Less: Current operating lease liabilities	(16,103)		(34,993)
Long-term operating lease liabilities	¥ 98,370	$ 13,477	¥ 119,413